UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

Alternative Strategies Mutual Fund
Schedule of Investments
May 31, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 28.27%
Aerospace & Defense - 0.83%
Boeing Co.			1,300	58,305
Empresa Brasileira de Aeronautica SA - ADR			1,000	19,180
Northrop Grumman Corp.			800	38,096
				115,581
Air Freight & Logistics - 0.12%
FedEx Corp.			300	16,629

Auto Components - 0.21%
The Goodyear Tire & Rubber Co. (a)			1,700	19,465
Johnson Controls, Inc.			500	9,965
				29,430
Automobiles - 0.17%
Toyota Motor Corp. - ADR			300	24,045

Beverages - 0.28%
Coca-Cola Enterprises, Inc.			1,000	16,660
Fomento Economico Mexicano SA de CV - ADR			700	22,883
				39,543
Building Products - 0.19%
Masco Corp.			2,600	26,936

Capital Markets - 0.36%
BlackRock, Inc.			100	15,950
TD Ameritrade Holding Corp. (a)			2,000	34,080
				50,030
Chemicals - 0.52%
Agrium, Inc.			300	14,766
The Dow Chemical Co.			2,400	42,432
Syngenta AG - ADR			300	14,640
				71,838
Commercial Banks - 1.27%
Banco Bilbao Vizcaya Argentaria SA - ADR			1,009	12,371
Banco Latinoamericano de Exportaciones SA			1,300	16,471
Banco Santander Central Hispano SA - ADR			1,500	16,110
The Bank Holdings, Inc. (a)			18,289	12,984
BB&T Corp.			900	20,178
Canadian Imperial Bank of Commerce			400	19,948
ICICI Bank Ltd. - ADR			1,000	31,140
Regions Financial Corp.			2,900	12,151
The Toronto-Dominion Bank			400	20,364
Zions Bancorporation			1,100	15,048
				176,765
Commercial Services & Supplies - 0.47%
Avis Budget Group (a)			10,324	49,555
RR Donnelley & Sons Co.			1,200	16,176
				65,731
Communications Equipment - 0.14%
Research In Motion Ltd. (a)			250	19,660

Computers & Peripherals - 0.48%
Dell, Inc. (a)			2,900	33,582
Lexmark International, Inc. (a)			500	8,170
Seagate Technology			1,500	13,065
Sun Microsystems, Inc. (a)			1,300	11,700
				66,517
Construction & Engineering - 0.09%
KHD Humboldt Wedag International Ltd. (a)			1,500	12,330

Consumer Finance - 0.25%
Capital One Financial Corp.			800	19,552
ORIX Corp. - ADR (a)			500	15,735
				35,287
Containers & Packaging - 0.18%
Temple-Inland, Inc.			1,900	24,282

Diversified Financial Services - 1.36%
Citigroup, Inc.			13,300	49,476
ING Groep NV - ADR			1,500	15,930
Meritor Savings Bank PA (a)			41,000	114,800
Principal Financial Group, Inc.			400	8,880
				189,086
Diversified Telecommunication Services - 1.01%
AT&T, Inc.			1,200	29,748
Brasil Telecom Participacoes SA			300	13,431
Frontier Communications Corp.			1,000	7,280
Qwest Communications International Inc.			4,500	19,620
Verizon Communications, Inc.			2,400	70,224
				140,303
Electric Utilities - 1.41%
Ameren Corp.			1,500	34,890
American Electric Power Co, Inc.			900	23,706
Cia Energetica de Minas Gerais			1,875	24,806
Consolidated Edison, Inc.			1,000	35,460
CPFL Energia SA - ADR			400	19,696
Duke Energy Corp.			2,300	32,545
Edison International			300	8,772
FirstEnergy Corp.			200	7,558
The Southern Co.			300	8,523
				195,956
Electronic Equipment & Instruments - 0.78%
ABB Ltd. - ADR			600	9,876
Arrow Electronics, Inc. (a)			1,200	29,028
Avnet, Inc. (a)			700	16,107
Ingram Micro, Inc. (a)			1,700	28,084
Tech Data Corp. (a)			800	25,616
				108,711
Energy Equipment & Services - 0.15%
Acergy SA - ADR			2,000	20,680

Food & Staples Retailing - 0.89%
The Kroger Co.			1,100	25,080
Safeway, Inc.			1,100	22,286
SUPERVALU, Inc.			1,300	21,580
Wal-Mart Stores, Inc.			1,100	54,714
				123,660
Food Products - 1.55%
Archer-Daniels-Midland Co.			800	22,016
Bunge Ltd.			500	31,635
Cresud S.A.C.I.F. y A. - ADR			3,000	28,740
Dean Foods Co. (a)			1,700	31,960
Kraft Foods, Inc. - Class A			900	23,499
Sara Lee Corp.			2,292	20,605
Smithfield Foods, Inc. (a)			1,400	17,402
Tyson Foods, Inc.			1,400	18,648
Zhongpin, Inc. (a)			2,000	21,160
				215,665
Gas Utilities - 0.06%
Oneok, Inc.			300	8,790

Health Care Equipment & Supplies - 0.18%
Smith & Nephew Plc - ADR			700	25,620

Health Care Providers & Services - 1.49%
Aetna, Inc.			700	18,746
AmerisourceBergen Corp.			800	29,680
Cardinal Health, Inc.			600	21,450
Cigna Corp.			900	19,953
Coventry Health Care, Inc. (a)			357	6,444
Health Net, Inc. (a)			1,100	16,478
Humana, Inc. (a)			700	21,931
McKesson Corp.			600	24,690
UnitedHealth Group, Inc.			800	21,280
Wellpoint, Inc. (a)			569	26,498
				207,150
Hotels, Restaurants & Leisure - 0.39%
Carnival Corp.			800	20,352
MGM Mirage (a)			1,700	12,682
Royal Caribbean Cruises Ltd.			500	7,530
Carnival Plc - ADR			500	13,085
				53,649
Household Durables - 0.33%
Desarrolladora Homex SA de CV - ADR (a)			600	16,170
Sony Corp. - ADR			500	13,115
Whirlpool Corp.			400	16,856
				46,141
Independent Power Producers & Energy Traders - 0.32%
The AES Corp. (a)			3,100	30,969
Calpine Corp. (a)			1,000	13,550
				44,519
Industrial Conglomerates - 0.26%
Siemens AG - ADR			500	36,720

Insurance - 1.76%
Arch Capital Group Ltd. (a)			300	17,073
AXA - ADR			500	9,425
Axis Capital Holdings Ltd.			800	19,104
Berkshire Hathaway, Inc. (a)			10	29,720
Lincoln National Corp.			1,500	28,425
Loews Corp.			800	21,640
MetLife, Inc.			700	22,050
Prudential Plc - ADR			1,000	14,070
Sun Life Financial, Inc.			500	13,190
Transatlantic Holdings, Inc.			400	15,484
Travelers Companies, Inc.			856	34,805
XL Capital Ltd.			1,900	19,228
				244,214
Internet & Catalog Retail - 0.11%
Liberty Media Holding Corp. (a)			2,700	15,822

Internet Software & Services - 0.18%
Sohu.com, Inc. (a)			400	25,256

IT Services - 0.21%
Computer Sciences Corp. (a)			700	29,722

Machinery - 0.18%
Caterpillar, Inc.			700	24,822

Media - 0.98%
CBS Corp. - Class B			3,900	28,782
Dish Network Corp. (a)			500	8,200
Liberty Global, Inc. (a)			1,000	13,820
News Corp.			2,500	24,450
Time Warner Cable, Inc.			700	21,553
Time Warner, Inc.			1,700	39,814
				136,619
Metals & Mining - 1.39%
Alcoa, Inc.			2,300	21,206
Anglo American Plc - ADR			1,000	14,350
General Metals Corp. (a)			110,000	4,400
Gold Fields Ltd. - ADR			1,000	13,580
Southern Copper Corp.			1,200	25,116
St Andrew Goldfields (a)			250,000	75,567
United States Steel Corp.			600	20,448
Vale SA - ADR			1,000	19,150
				193,817
Multiline Retail - 0.50%
JC Penney Co, Inc.			600	15,654
Macys, Inc.			1,700	19,856
Sears Holdings Corp. (a)			600	34,110
				69,620
Multi-Utilities - 0.07%
DTE Energy Co.			300	9,075

Office Electronics - 0.17%
Xerox Corp.			3,400	23,120

Oil, Gas & Consumable Fuels - 2.82%
Canadian Natural Resources Ltd.			400	23,904
ConocoPhillips			2,000	91,680
ENI SpA - ADR			400	19,392
Exxon Mobil Corp.			1,000	69,350
Hess Corp.			600	39,954
Marathon Oil Corp.			1,100	35,068
Sasol Ltd. - ADR			500	18,895
Sunoco, Inc.			700	21,301
Tesoro Petroleum Corp.			600	10,164
Total SA - ADR			150	8,647
Valero Energy Corp.			2,400	53,688
				392,043
Paper & Forest Products - 0.14%
International Paper Co.			1,300	18,681

Pharmaceuticals - 1.20%
Bristol-Myers Squibb Co.			900	17,928
Genzyme Corp. (a)			425	25,135
GlaxoSmithKline Plc - ADR			1,000	33,710
Novartis AG - ADR			800	32,016
Pfizer, Inc.			3,800	57,722
				166,511
Professional Services - 0.12%
Manpower, Inc.			400	17,004

Real Estate Investment Trusts - 0.14%
Boston Properties, Inc.			400	19,328

Road & Rail - 0.29%
Canadian National Railway Co.			600	26,076
Hertz Global Holdings, Inc. (a)			2,100	14,385
				40,461
Software - 0.43%
Konami Corp. - ADR			500	9,165
Microsoft Corp.			2,000	41,780
SAP AG - ADR			200	8,670
				59,615
Specialty Retail - 0.46%
Autonation, Inc. (a)			600	9,528
Home Depot, Inc.			2,000	46,320
Limited Brands			700	8,757
				64,605
Textiles, Apparel & Luxury Goods - 0.24%
Gildan Activewear, Inc. (a)			2,000	32,900

Tobacco - 0.65%
Altria Group, Inc.			2,222	37,974
British American Tobacco Plc - ADR			500	27,375
Reynolds American, Inc.			636	25,421
				90,770
Wireless Telecommunication Services - 0.49%
America Movil SA de CV - ADR			600	22,998
China Mobile Hong Kong Ltd. - ADR			300	14,763
Millicom International Cellular SA			200	12,140
Millicom International Cellular SA - ADR (a)			100	6,070
Turkcell Iletisim Hizmet AS - ADR			900	11,979
				67,950
TOTAL COMMON STOCKS (Cost $3,680,794)				3,933,209

INVESTMENT COMPANIES - 38.14%
Consumer Staples Select Sector SPDR Fund			5,870	135,656
iShares Barclays Aggregate Bond Fund			8,000	817,200
iShares MSCI Brazil Index Fund			10,700	590,426
iShares MSCI Japan Index Fund			57,300	536,901
iShares FTSE/Xinhua China 25 Index Fund			15,000	560,100
iShares Dow Jones US Aerospace & Defense Index Fund			3,320	139,374
iShares Dow Jones US Insurance Index Fund			6,300	132,867
Powershares QQQ			15,300	542,538
ProShares UltraShort FTSE/Xinhua China 25			4,500	61,425
ProShares UltraShort Russell1000 Value			1,200	101,220
ProShares UltraShort Utilities			2,500	103,500
ProShares UltraShort Industrials			1,410	61,236
ProShares UltraShort Financials			1,430	59,517
ProShares UltraShort Consumer Services			975	62,692
ProShares UltraShort Consumer Goods			370	24,446
ProShares UltraShort Dow30			450	21,380
ProShares UltraShort MSCI EAFE			1,400	87,514
ProShares UltraShort QQQ			4,000	137,200
ProShares UltraShort S&P500			4,500	250,875
SPDR Gold Trust			9,150	880,320

TOTAL INVESTMENT COMPANIES (Cost $4,898,316)				5,306,387

PREFERRED STOCKS - 2.20%
Commercial Banks - 0.28%
Citizens Funding Trust I (a)			3,500	39,235
Diversified Financial Services - 1.92%
Bank Of America Corporation			15,000	266,400

TOTAL PREFERRED STOCKS (Cost $107,275)				305,635

			Principal
			Amount	Value
CONVERTIBLE BONDS - 12.71%
Aerospace & Defense - 0.87%
Alliant Techsystems, Inc.
3.000%, 08/15/2024			100,000	121,000

Computers & Peripherals - 0.63%
NetApp, Inc.
1.750%, 06/01/2013 (b)			100,000	88,250

Diversified Financial Services - 0.79%
Leucadia National Corp.
3.750%, 04/15/2014			100,000	110,000

Energy Equipment & Services - 0.78%
SEACOR Holdings, Inc.
2.875%, 12/15/2024			100,000	109,125

Health Care Equipment & Supplies - 2.07%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036			100,000	96,125
Medtronic, Inc.
1.625%, 04/15/2013			100,000	92,250
Nuvasive, Inc.
2.250%, 03/15/2013 (b)			100,000	99,375
				287,750
IT Services - 0.65%
CACI International, Inc.
2.125%, 05/01/2014			100,000	90,250

Life Sciences Tools & Services - 2.07%
Charles River Laboratories International, Inc.
2.250%, 06/15/2013			100,000	90,125
Invitrogen Corp.
3.250%, 06/15/2025			100,000	100,750
Millipore Corp.
3.750%, 06/01/2026			100,000	97,000
				287,875
Metals & Mining - 0.70%
Kinross Gold Corp.
1.750%, 03/15/2028 (b)			100,000	97,875

Pharmaceuticals - 1.31%
Watson Pharmaceuticals, Inc.
1.750%, 03/15/2023			100,000	97,500
Medicis Pharmaceutical Corp.
2.500%, 06/04/2032			100,000	84,250
				181,750
Software - 1.46%
Informatica Corp.
3.000%, 03/15/2026			100,000	103,500
Symantec Corp.
1.000%, 06/15/2013			100,000	100,500
				204,000
Specialty Retail - 0.71%
Best Buy Co, Inc.
2.250%, 01/15/2022			100,000	98,625

Wireless Telecommunication Services - 0.67%
NII Holdings, Inc.
2.750%, 08/15/2025			100,000	92,875

TOTAL CONVERTIBLE BONDS (Cost $1,623,630)				1,769,375

CORPORATE BONDS - 0.61%
Media - 0.61%
Liberty Media Corp.
0.750%, 03/30/2023			100,000	85,625

TOTAL CORPORATE BONDS (Cost $72,249)				85,625

SHORT TERM INVESTMENTS - 15.73%
Fidelity Institutional Money Market Portfolio			2,188,438	2,188,438

TOTAL SHORT TERM INVESTMENTS (Cost $2,188,438)				2,188,438

Total Investments (Cost $12,570,702) - 97.66%				13,588,669
Other Assets in Excess of Liabilities - 2.34%				325,541
TOTAL NET ASSETS - 100.00%				$13,914,210

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Restricted

The cost basis of investments for federal income tax purposes at May 31, 2009
	was as follows*:

	Cost of investments			$ 12,570,702
	Gross unrealized appreciation on futures			27,172
Gross unrealized appreciation on investments				1,420,684
Gross unrealized appreciation on short positions				79,378
Gross unrealized depreciation on investments				(402,717)
Gross unrealized depreciation on short positions				(366,671)
	Gross unrealized depreciation on futures			(180,126)
	Net unrealized appreciation			$ 577,720

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at May 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 11,727,599	1,861,070	-	$ 13,588,669

Other Financial Instruments*	$ (440,247)	-	-	$ (440,247)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

FAS 161 - Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

In March 2008, Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Heding Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15,
2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

		Asset Derivaties as of May 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133		Balance Sheet Location		Fair Value
Futures Contracts		Assets		$ (152,954)

Alternative Strategies Mutual Fund
Schedule of Securities Sold Short
May 31, 2009 (Unaudited)

			Shares	Value
3M Co.			400	$22,840
Abbott Laboratories			700	31,542
Adobe Systems, Inc.			700	19,726
Allergan, Inc.			400	17,652
Alliant Techsystems, Inc.			950	81,976
The Allstate Corp.			700	18,011
Amazon.Com, Inc.			293	22,851
American Express Co.			900	22,365
American Medical Systems Holdings, Inc.			3,200	48,544
American Tower Corp. - Class A			600	19,122
Ameriprise Financial Inc.			850	25,670
Amgen, Inc.			700	34,958
Annaly Mortgage Management, Inc.			1,000	13,940
Apollo Group, Inc.			94	5,555
Apple Computer, Inc.			400	54,324
Applied Materials, Inc.			600	6,756
Aqua America, Inc.			500	8,245
Bank Of New York Mellon Corp.			1,044	29,002
Baxter International, Inc.			500	25,595
Becton, Dickinson & Co.			200	13,536
Biogen Idec, Inc.			300	15,537
Broadcom Corp.			800	20,384
CH Robinson Worldwide, Inc.			100	5,082
CACI International, Inc. - Class A			1,250	47,963
Celgene Corp.			600	25,344
Charles River Laboratories International, Inc.			1,300	40,859
The Charles Schwab Corp.			700	12,320
ChevronTexaco Corp.			800	53,336
Chubb Corp.			400	15,860
Cisco Systems, Inc.			2,600	48,100
CME Group, Inc.			100	32,164
Coach, Inc.			900	23,643
The Coca-Cola Co.			900	44,244
Cognizant Technology Solutions Corp.			300	7,557
Colgate-Palmolive Co.			400	26,380
Constellation Energy Group, Inc.			600	16,368
Corning, Inc.			1,300	19,110
Covidien Ltd.			500	17,860
Crown Castle International Corp.			600	14,556
CVS Corp.			600	17,880
Danaher Corp.			100	6,035
Dominion Resources Inc.			700	22,253
eBay, Inc.			400	7,048
Eli Lilly & Co.			500	17,285
EMC Corp.			800	9,400
Emerson Electric Co.			600	19,254
EOG Resources, Inc.			400	29,276
Exelon Corp.			500	24,005
Expeditors International Washington, Inc.			200	6,562
Express Scripts, Inc.			300	19,215
Fastenal Co.			300	9,966
First Solar, Inc.			100	19,000
FPL Group, Inc.			300	16,959
General Dynamics Corp.			400	22,760
General Electric Co.			5,200	70,096
General Mills, Inc.			100	5,118
Genzyme Corp.			300	17,742
Gilead Sciences, Inc.			800	34,480
The Goldman Sachs Group, Inc.			300	43,371
Google, Inc.			100	41,723
Halliburton Co.			1,000	22,930
Hewlett-Packard Co.			800	27,480
Hudson City Bancorp, Inc.			1,100	14,113
Illinois Tool Works, Inc.			700	22,603
Informatica Corp.			2,000	32,660
Intel Corp.			1,800	28,296
International Business Machines Corp.			600	63,768
J.P. Morgan Chase & Co.			1,600	59,040
Johnson & Johnson			800	44,128
Juniper Networks, Inc.			700	17,311
Kinross Gold Corp.			1,750	35,385
Leucadia National Corp.			2,900	60,552
Life Technologies Corp.			700	27,146
Mastercard, Inc.			100	17,633
McDonald's Corp.			900	53,091
Medicis Pharmaceutical			1,200	18,864
Medtronic, Inc.			800	27,480
Merck & Co., Inc.			700	19,306
Millipore Corp.			600	37,734
Monsanto Co.			404	33,189
Moody's Corp.			400	10,956
Morgan Stanley			800	24,256
NetApp, Inc.			1,800	35,100
Newmont Mining Corp.			600	29,322
Nike, Inc.			400	22,820
NuVasive, Inc.			1,500	54,180
Occidental Petroleum Corp.			500	33,555
Oracle Corp.			2,100	41,139
O'Reilly Automotive, Inc.			200	7,210
Peabody Energy Corp.			700	23,786
PepsiCo, Inc.			800	41,640
Philip Morris International, Inc.			600	25,584
Plum Creek Timber Co Inc.			100	3,465
PNC Financial Services Group			500	22,775
Praxair, Inc.			290	21,228
Precision Castparts Corp.			300	24,771
Procter & Gamble Co.			1,100	57,134
The Progressive Corp.			1,000	16,130
QUALCOMM, Inc.			1,076	46,903
Range Resources Corp.			200	9,162
Schering Plough Corporation			1,400	34,160
Schlumberger Ltd.			1,100	62,953
SEACOR Holdings, Inc.			900	68,769
Southwestern Energy Co.			900	39,123
Sprint Corp.			3,100	15,965
St Jude Medical, Inc.			400	15,608
Staples, Inc.			600	12,270
Starbucks Corp.			1,700	24,463
Stryker Corp.			300	11,532
Symantec Corp.			4,550	70,934
T. Rowe Price Group, Inc.			400	16,228
Texas Instruments, Inc.			500	9,700
Tim Hortons, Inc.			411	10,883
Time Warner Cable, Inc.			276	8,490
Time Warner, Inc.			1,066	24,966
Union Pacific Corp.			600	29,562
United Parcel Service, Inc.			400	20,456
Visa, Inc.			400	27,084
Walgreen Co.			400	11,916
Wells Fargo & Co.			2,100	53,550
Western Un Co.			1,000	17,630
Weyerhaeuser Co.			400	13,432
Wyeth			400	17,944
XTO Energy, Inc.			200	8,554
Yahoo!, Inc.			1,536	24,330
Yum! Brands, Inc.			700	24,241
Total Securities Sold Short (Proceeds $3,069,580)				$3,356,873

Alternative Strategies Mutual Fund
Schedule of Open Futures Contracts
May 31, 2009 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Cattle Live	1	32,730	August-09	993
Cattle Live	1	35,080	October-09	643
Cattle Live	1	36,010	December-09	103
Cocoa	1	25,880	July-09	672
Cocoa	2	52,240	September-09	(3,165)
Cocoa	1	26,260	December-09	(618)
Coffee 'C'	1	51,525	July-09	(4,123)
Coffee 'C'	1	53,006	December-09	(7,029)
Copper	1	54,938	July-09	(14,073)
Copper	1	55,100	December-09	(3,848)
Corn	1	21,812	July-09	(1,685)
Corn	2	44,625	September-09	(2,995)
Corn	2	45,925	December-09	(1,870)
Cotton #2	2	56,970	July-09	(6,650)
Cotton #2	1	30,425	December-09	(4,173)
Crude Oil	1	66,310	July-09	(14,308)
Globex Natural Gas miNY	1	9,587	July-09	(211)
Gold Mini	1	98,030	August-09	(8,308)
Heating Oil	1	71,946	August-09	(9,154)
Heating Oil	1	76,595	November-09	(13,320)
Hogs Lean	1	26,250	July-09	3,713
Hogs Lean	1	26,390	August-09	3,683
Hogs Lean	1	24,520	October-09	843
Hogs Lean	1	25,140	December-09	1,303
Natural Gas	1	38,350	July-09	13,502
Natural Gas	1	48,730	November-09	(178)
Orange Juice - A Frozen Concentrated	2	28,245	July-09	(4,795)
Orange Juice - A Frozen Concentrated	3	43,808	September-09	(4,905)
Orange Juice - A Frozen Concentrated	2	30,105	November-09	(3,243)
Platinum	1	60,085	October-09	(3,313)
Silver	1	78,050	July-09	(13,448)
Silver Mini	2	31,368	September-09	(5,755)
Soybean	1	59,200	July-09	(8,610)
Soybean	1	53,125	November-09	(6,797)
Sugar #11	2	34,899	July-09	(4,184)
Sugar #11 (World)	3	55,574	October-09	(8,874)
Sugar #11 (World)	1	19,342	March-10	90
Wheat	1	31,863	July-09	(1,110)
Wheat	1	33,188	September-09	(5,060)
Wheat	1	34,300	December-09	(4,360)
Wheat Mini	1	6,638	September-09	(836)
WTI Crude	1	68,680	November-09	(9,128)
Total Futures Contracts Purchased		$1,802,844		$(154,581)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Written	Value	Month	(Depreciation)
Soybean Mini	1	11,485	July-09	1,627
Total Futures Contracts Written		$11,485		$1,627

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/28/09

By       /s/ John Buckel
  John Buckel, Treasurer

Date   7/29/09